Impairment losses of financial assets	12 Months Ended
Dec. 31, 2023
Impairment losses of financial assets
Impairment losses of financial assets	Impairment losses on financial assets

	2023	2022	2021
Impairment expense for loans and advances to customers	(1,718,520)	(1,140,756)	(649,510)
Recovery of written-off credits	167,471	53,825	73,719
Others	9,465	3,694	(19,790)
Total	(1,541,584)	(1,083,237)	(595,581)